Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	26.5%
Financials	20.7%
Industrials	16.9%
Materials	13.4%
Energy	13.1%
Information Technology	4.5%
Health Care	3.2%
Communication Services	0.9%
Utilities	0.8%
100.0%

Percentages based on total investments.

Cambria Value and Momentum ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks - 90.0%
Communication Services - 0.8%
Telephone and Data Systems, Inc.	26,608	$511,140

Consumer Discretionary - 23.9%
Adtalem Global Education, Inc.(a)	11,239	567,345
Asbury Automotive Group, Inc.(a)	2,400	501,744
Beazer Homes USA, Inc.(a)	18,742	595,059
Caleres, Inc.	14,072	441,439
Century Communities, Inc.	7,674	665,336
Designer Brands, Inc. - Class A	49,883	427,497
DR Horton, Inc.	4,906	701,116
G-III Apparel Group Ltd.(a)	12,792	384,911
Green Brick Partners, Inc.(a)	14,317	746,918
Group 1 Automotive, Inc.	2,518	654,831
KB Home	7,757	462,240
La-Z-Boy, Inc.	11,610	404,144
Lennar Corp. - Class A	4,628	693,506
M/I Homes, Inc.(a)	7,511	957,052
MDC Holdings, Inc.	9,068	567,475
Meritage Homes Corp.	4,258	705,167
Patrick Industries, Inc.	6,408	643,299
Perdoceo Education Corp.	36,189	655,021
PulteGroup, Inc.	8,365	874,645
PVH Corp.	4,821	579,773
Taylor Morrison Home Corp.(a)	12,430	648,100
Toll Brothers, Inc.	8,104	805,132
Tri Pointe Homes, Inc.(a)	12,539	432,972
Upbound Group, Inc.	13,051	433,293
Urban Outfitters, Inc.(a)	12,768	485,184
Williams-Sonoma, Inc.	2,084	403,025
		15,436,224

Energy - 11.8%
California Resources Corp.	8,233	392,549
Chord Energy Corp.	4,349	668,702
CNX Resources Corp.(a)	21,472	433,735
CONSOL Energy, Inc.	8,344	789,343
Gulfport Energy Corp.(a)	4,073	516,864
Helix Energy Solutions Group, Inc.(a)	69,521	653,497
Liberty Energy, Inc.	23,115	480,561
Marathon Petroleum Corp.	4,282	709,099
PBF Energy, Inc. - Class A	13,753	694,664
Permian Resources Corp.	94,079	1,268,185
Phillips 66	3,154	455,154
Plains GP Holdings LP - Class A	35,790	579,082
		7,641,435

Financials - 18.6%
Aflac, Inc.	5,305	447,424
American Equity Investment Life Holding Co.(a)	10,901	601,844
Assurant, Inc.	2,599	436,502
Bancorp, Inc.(a)	15,679	684,232
Corebridge Financial, Inc.	19,797	478,494
Customers Bancorp, Inc.(a)	7,647	408,656
eHealth, Inc.(a)	53,943	366,812
Enova International, Inc.(a)	10,618	577,938
Fidelity National Financial, Inc.	8,671	433,810
First Citizens BancShares, Inc. - Class A	316	477,160
Genworth Financial, Inc. - Class A(a)	96,483	595,300
Jackson Financial, Inc. - Class A	8,257	413,428
Loews Corp.	10,351	754,174
MGIC Investment Corp.	26,174	519,292
Mr. Cooper Group, Inc.(a)	11,917	802,729
Old Republic International Corp.	19,662	551,322
Oscar Health, Inc. - Class A(a)	46,111	577,310
Pathward Financial, Inc.	10,467	541,981
Primerica, Inc.	2,164	506,722
Radian Group, Inc.	15,900	460,782
Reinsurance Group of America, Inc.	2,657	462,026
Remitly Global, Inc.(a)	22,123	379,188
Voya Financial, Inc.	7,501	542,847
		12,019,973

Health Care - 2.9%
Arcturus Therapeutics Holdings, Inc.(a)	14,849	489,572
Cardinal Health, Inc.	6,582	718,688
McKesson Corp.	1,361	680,350
		1,888,610

Industrials - 15.2%
ArcBest Corp.	4,968	591,838
Boise Cascade Co.	8,886	1,203,697
Builders FirstSource, Inc.(a)	5,734	996,168
CoreCivic, Inc.(a)	30,047	427,268
EMCOR Group, Inc.	2,932	668,819
Encore Wire Corp.	3,571	805,260
Fluence Energy, Inc.(a)	19,095	379,418
GMS, Inc.(a)	5,808	488,801
Insteel Industries, Inc.	15,568	539,120
Matson, Inc.	4,871	545,698
MillerKnoll, Inc.	14,768	392,681
Mueller Industries, Inc.	16,282	781,536
Owens Corning	3,368	510,353
SkyWest, Inc.(a)	9,982	531,641
Sterling Infrastructure, Inc.(a)	7,320	549,732
UFP Industries, Inc.	3,466	393,218
		9,805,248

Information Technology - 4.1%
ACM Research, Inc. - Class A(a)	24,046	414,072
Insight Enterprises, Inc.(a)	2,841	524,846
InterDigital, Inc.	4,352	457,178
Jabil, Inc.	4,117	515,819
Photronics, Inc.(a)	24,493	715,685
		2,627,600

Materials - 12.0%
Alpha Metallurgical Resources, Inc.	3,835	1,531,085
Arch Resources, Inc.	2,607	461,335
Nucor Corp.	4,263	796,883
Olympic Steel, Inc.	8,598	581,053
Ramaco Resources, Inc.(a)	26,340	497,299
Reliance Steel & Aluminum Co.	2,181	622,501
Resolute Forest Products(a)(b)(c)	66,033	93,767
Steel Dynamics, Inc.	4,984	601,519
TimkenSteel Corp.(a)	37,185	764,152
United States Steel Corp.	8,925	419,653
Warrior Met Coal, Inc.	12,446	798,660
Westlake Corp.	4,388	607,080
		7,774,987

Utilities - 0.7%
Vistra Corp.	11,385	467,127
Total Common Stocks (Cost $47,915,721)		58,172,344

Short-Term Investments - 5.3%
Money Market Funds - 5.3%
First American Treasury Obligations Fund - Class X, 5.25%(d)	3,422,701	3,422,701
Total Short-Term Investments (Cost $3,422,701)		3,422,701

Total Investments - 95.3% (Cost $51,338,422)		61,595,045
Other Assets in Excess of Liabilities - 4.7%		3,028,841
Total Net Assets - 100.0%		$64,623,886
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.1% of net assets as of January 31, 2024.

(c)	These securities are considered to be illiquid. The aggregate value of these securities at January 31, 2024 was $93,767, which represents 0.1% of the Fund’s net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The open futures contracts held by the fund as of January 31, 2024 are as follows:
Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Depreciation
S&P 500® E-Mini Future	138	March 15, 2024	$(33,606,450)	$(32,876,621)	$(729,829)

For the period ended January 31, 2024, the monthly average notional value of the short equity futures contracts held was $(31,742,970) and the ending notional value of the futures contracts was $(33,606,450).

Cambria Value and Momentum ETF(a)
	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Communication Services	$511,140	$–	$–	$511,140
Consumer Discretionary	15,436,224	–	–	15,436,224
Energy	7,641,435	–	–	7,641,435
Financials	12,019,973	–	–	12,019,973
Health Care	1,888,610	–	–	1,888,610
Industrials	9,805,248	–	–	9,805,248
Information Technology	2,627,600	–	–	2,627,600
Materials	7,681,220	–	93,767	7,774,987
Utilities	467,127	–	–	467,127
Common Stocks - Total	58,078,577	–	93,767	58,172,344
Short-Term Investments	3,422,701	–	–	3,422,701
Total Investments	$61,501,278	$–	$93,767	$61,595,045

Other Financial Instruments:
Short
Futures	$(729,829)	$–	$–	$(729,829)
Total Short	$(729,829)	$–	$–	$(729,829)

Refer to the Schedule of Investments for industry classifications.
(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.